Other Liabilities	6 Months Ended
Jun. 30, 2019
Payables and Accruals [Abstract]
Other Liabilities
Other Liabilities
As at June 30, 2019 (Successor) and December 31, 2018 (Successor), we had the following other liability balances.

	Successor	Successor
(In $ millions)	As at June 30, 2019	As at December 31, 2018
Taxes payable	42	42
Contract liabilities	31	21
Unfavorable drilling contracts	11	27
Employee withheld taxes, social security and vacation payments	39	40
Accrued interest expense	38	61
Accrued expenses	110	107
Lease liabilities	22	—
Uncertain tax positions	87	100
Other liabilities	30	33
Total Other Liabilities	410	431

Other liabilities were presented in our Consolidated Balance Sheet as follows:

	Successor	Successor
(In $ millions)	As at June 30, 2019	As at December 31, 2018
Other current liabilities	288	310
Other non-current liabilities	122	121
Total Other Liabilities	410	431